Geographic areas and major customers	12 Months Ended
Dec. 31, 2023
Geographic areas and major customers [Abstract]
Geographic areas and major customers
Note 13 - Geographic areas and major customers

A.	Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the ultimate customer:

	Year ended December 31
	2021	2022	2023
	US$ thousands

USA	88,556	107,908	103,985
North America - other	964	836	1,442
Israel	9,936	13,586	7,560
Europe	19,383	20,715	8,048
Asia-Pacific	9,621	7,537	3,096

	128,460	150,582	124,131

B.	Sales to single ultimate customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2021	2022	2023
	US$ thousands

Customer "A"	3,439	3,733	26,808
Customer "B"	19,184	22,926	11,018

C.	Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2022 and 2023:

	Year ended December 31
	2022	2023
	US$ thousands

North America	827	626
Europe	224	153
Israel	11,878	9,239

	12,929	10,018